Long-term debt - Additional Information 1 (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 12, 2019	Jan. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	May 28, 2019	Jan. 29, 2019	Jan. 29, 2018	Aug. 31, 2014
Line of Credit Facility [Line Items]
Repayments of outstanding balance			$ 34,000	$ 6,000	$ 34,000	$ 17,500
Loan Covenant, Security Maintenance Percentage to Loans Outstanding					125.00%
$385 Million Facility (Member)
Line of Credit Facility [Line Items]
Aggregate borrowing capacity								$ 320,000
Repayments of outstanding balance		$ 303,200
Repayments of Accrued interest		1,600
Payments of arrangement fees		5,500
Remaining proceeds used for general partnership purposes		$ 9,600
Revolving credit facility
Line of Credit Facility [Line Items]
Aggregate borrowing capacity							$ 85,000		$ 85,000	$ 85,000
Revolving credit facility | $385 Million Facility (Member)
Line of Credit Facility [Line Items]
Aggregate borrowing capacity								$ 63,000
Amount drew	$ 48,300